SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of condensed consolidated interim statements of operations
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Silver	$3,722	$3,372	$7,330	$7,268
Copper	4,062	5,206	8,751	12,259
Gold	2,712	2,389	5,847	4,831
Penalties, treatment costs and refining charges	(1,278)	(1,597)	(2,885)	(3,938)
Total revenue from mining operations	$9,218	$9,370	$19,043	$20,420

Schedule of revenues from customers
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Customer #1	$7,883	$8,874	$17,108	$17,859
Customer #2	1,426	514	2,026	1,746
Other customers	(91)	(18)	(91)	815
Total revenue from mining operations	$9,218	$9,370	$19,043	$20,420

Schedule of geographical information of company's non current assets
	June 30, 2023	December 31, 2022
Exploration and evaluation assets - Mexico	$50,303	$49,803
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$50,304	$49,804

	June 30, 2023	December 31, 2022
Plant, equipment, and mining properties - Mexico	$50,260	$43,812
Plant, equipment, and mining properties - Canada	222	244
Total plant, equipment, and mining properties	$50,482	$44,056